Note Payable, Net	6 Months Ended
Jun. 30, 2026
Note Payable, Net [Abstract]
NOTE PAYABLE, NET

NOTE 9 – NOTE PAYABLE, NET

In February 2026, the Company entered into two securities purchase agreements with Vanquish Funding Group, Inc., pursuant to which the Company issued to the investor two promissory notes in the principal amount of $467,820, for a purchase price of $414,000, reflecting an original issue discount of $53,820 (the “Note”). The Note carries a one-time interest charge of $56,138 and is repayable in seven monthly payments beginning August 15, 2026 in the amount of $288,176 and for the next 6 months thereafter in the amount of $39,297. The Note matures on February 15, 2027. In connection with the issuance of the two promissory notes, the Company incurred debt issuance costs of $34,000 which is capitalized and will be amortized into interest expense over the term of the two promissory notes.

On March 25, 2026, the Company entered into a Business Loan and Security Agreement (the “Business Loan Agreement”) with Agile Lending LLC, pursuant to which the Company obtained a loan from the investor in the principal amount of $787,500 (the “Business Loan”), with net proceeds to the Company of $750,000, following the payment of an administration fee of $37,500, with a total repayment amount of $1,134,000, including interest charges of $346,500 (assuming all payments are made on time and the Business Loan is not prepaid) repayable in 30 weekly installments of $37,800 with a maturity date of October 22, 2026. Pursuant to the Business Loan Agreement, the Company granted the investor a continuing security interest in certain collateral (as defined in the Business Loan Agreement). In connection with the Business Loan, the Company issued the investor a Confessed Judgement Secured Promissory Note (the “Secured Note”) dated March 25, 2026 in the amount $787,500 with a maturity date of October 22, 2026. In the second quarter of 2026, the Company made repayments in 13 weekly installments of $37,800, representing principal of $26,250 and interest of $11,550, to Agile Lending LLC. On June 30, 2026, the Company entered into a limited one-time waiver and consent with Agile Lending LLC, pursuant to which the Company obtained a limited, one-time waiver and consent permitting the Company to incur new preferred stock and the Company agreed to issue 200,000 shares of its common stock to Agile Lending LLC (See Note 12 – Common Shares Issued upon Waiver to Enter into Note Agreement). The Company recorded debt discount of $58,200 related to the 200,000 common shares issued to Agile Lending LLC, which will be amortized over the rest term of the Business Loan.

On June 1, 2026, the Company issued promissory note to Dune Equity Holdings LLC (“Dune”) in the principal amount of $250,000 (inclusive of a $50,000 original issuance discount) (the “Dune Note”) for gross proceeds of $200,000. The Dune Note matures on December 1, 2026 and has a one-time interest charge equal to 18.75% of the principal amount, or $46,875, payable in cash. Any principal or accrued but unpaid interest on the Dune Note which is not paid when due shall accrue interest at a rate of 10% per annum (the “Dune Default Interest”). The principal amount of the Dune Note together with accrued but unpaid interest shall be paid as follows: (i) $62,500 shall be paid on each of September 1, 2026, October 1, 2026 and November 1, 2026 and (ii) the total remaining balance of the Dune Note shall be paid on December 1, 2026.

On June 2, 2026, the Company issued promissory note to FirstFire Global Opportunities Fund, LLC (“FirstFire”) in the principal amount of $250,000 (inclusive of a $50,000 original issuance discount) (the “FirstFire Note”) for gross proceeds of $200,000. The FirstFire Note matures on December 1, 2026 and has a one-time interest charge equal to 18.75% of the principal amount, or $46,875, payable in cash. Any principal or accrued but unpaid interest on the FirstFire Note which is not paid when due shall accrue interest at a rate of 10% per annum (the “FirstFire Default Interest”). The principal amount of the FirstFire Note together with accrued but unpaid interest shall be paid as follows: (i) $62,500 shall be paid on each of September 1, 2026, October 1, 2026 and November 1, 2026 and (ii) the total remaining balance of the FirstFire Note shall be paid on December 1, 2026.

The note payable as of June 30, 2026 is as follows:

June 30, 2026
Principal amount	$1,414,070
Less: unamortized debt issuance costs	(29,761)
Less: unamortized debt discount	(195,609)
Note payable, net	$1,188,700

For the three months ended June 30, 2026, amortization of debt discount and debt issuance costs related to note payable amounted to $56,124 which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss. For the six months ended June 30, 2026, amortization of debt discount and debt issuance costs related to note payable amounted to $68,150 which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the three months ended June 30, 2026, interest expense related to note payable amounted to $177,763 which have been included in interest expense - other on the accompanying condensed consolidated statements of operations and comprehensive loss. For the six months ended June 30, 2026, interest expense related to note payable amounted to $196,100 which have been included in interest expense - other on the accompanying condensed consolidated statements of operations and comprehensive loss.